ACQUISITION DEPOSIT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jul. 06, 2021
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 30,000
Acquisition deposit	1,000,000	$ 1,000,000
The consulting firm Global Capital LP [Member]
Business Acquisition [Line Items]
Deposit assets		$ 1,000,000	$ 1,500,000
Acquisition deposit	$ 1,500,000